UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21471

Nuveen Tax-Advantaged Total Return Strategy Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JTA

Nuveen Tax-Advantaged Total Return Strategy Fund
Portfolio of Investments	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 140.1% (96.8% of Total Investments)

	COMMON STOCKS – 96.7% (66.8% of Total Investments)

	Air Freight & Logistics – 2.8%

152,200	Deutsche Post AG, (2)	$5,208,818

	Automobiles – 1.5%

37,200	Daimler AG, (2)	2,745,342

	Banks – 12.6%

10,887,000	Bank of Ireland, (2), (3)	2,702,160
89,400	CIT Group Inc., (4), (5)	3,837,942
90,500	Citigroup Inc., (5)	5,413,710
316,000	ING Groep N.V, (5)	4,768,440
40,100	JPMorgan Chase & Co.	3,522,384
87,900	The Bank of NT Butterfield and Son Limited	2,804,889
	Total Banks	23,049,525

	Building Products – 1.6%

68,700	Johnson Controls International PLC	2,893,644

	Capital Markets – 5.8%

163,300	Ares Capital Corporation	2,838,154
492,800	Deutsche Boerse AG, (2)	4,514,048
203,000	UBS Group AG, (2)	3,244,876
	Total Capital Markets	10,597,078

	Chemicals – 3.8%

270,000	CVR Partners LP, (4), (5)	1,255,500
89,200	Dow Chemical Company	5,667,768
	Total Chemicals	6,923,268

	Communications Equipment – 2.6%

81,400	Cisco Systems, Inc.	2,751,320
316,000	Ericsson	2,098,240
	Total Communications Equipment	4,849,560

	Diversified Financial Services – 1.6%

299,000	Challenger Limited, (2)	2,865,758

	Diversified Telecommunication Services – 4.6%

136,200	Nippon Telegraph and Telephone Corporation, ADR	5,834,808
173,400	Telefonica Brasil SA	2,589,424
	Total Diversified Telecommunication Services	8,424,232

	Electrical Equipment – 1.2%

29,700	Eaton PLC	2,202,255

	Equity Real Estate Investment Trusts – 3.2%

43,500	Apartment Investment & Management Company, Class A	1,929,225
170,000	Colony Northstar, Inc.	2,194,700
20,900	Life Storage, Inc.	1,716,308
	Total Equity Real Estate Investment Trusts	5,840,233

	Food & Staples Retailing – 2.1%

48,500	CVS Health Corporation, (5)	3,807,250

NUVEEN	1

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Value

	Food Products – 2.1%

443,000	Orkla ASA, (2), (5)	$3,949,345

	Health Care Providers & Services – 0.0%

6,594	Millenium Health LLC, (3)	4,945

	Household Durables – 1.7%

187,650	Sekisui House, Ltd., (2)	3,094,121

	Industrial Conglomerates – 3.8%

60,000	General Electric Company, (4)	1,788,000
93,100	Philips Electronics, (5)	2,989,441
16,100	Siemens AG, Sponsored ADR, (2)	2,205,252
	Total Industrial Conglomerates	6,982,693

	Insurance – 10.9%

84,100	Ageas, (2)	3,284,162
226,000	Allinaz S.E, (2), (5)	4,187,780
50,600	CNA Financial Corporation, (4), (5)	2,235,002
199,300	Swiss Re AG, (2)	4,456,348
124,800	Unum Group, (5)	5,851,872
	Total Insurance	20,015,164

	Media – 5.5%

99,200	Interpublic Group of Companies, Inc.	2,437,344
2,099	Metro-Goldwyn-Mayer, (2), (3)	205,177
121,900	National CineMedia, Inc.	1,539,597
29,000	Time Warner Inc.	2,833,590
3,184	Tribune Media Company, (6)	—
989	tronc, Inc., (3)	13,767
66,000	Viacom Inc., Class B	3,076,920
	Total Media	10,106,395

	Multi-Utilities – 3.1%

305,000	Veolia Environment S.A., ADR, (2)	5,719,320

	Oil, Gas & Consumable Fuels – 4.8%

134,100	Enterprise Products Partnership LP	3,702,501
39,200	Phillips 66	3,105,424
9	Southcross Holdings Borrower LP, (3)	3,600
39,300	Total SA, Sponsored ADR	1,981,506
	Total Oil, Gas & Consumable Fuels	8,793,031

	Pharmaceuticals – 7.7%

129,700	AstraZeneca PLC, (5)	4,038,858
167,000	GlaxoSmithKline PLC	7,040,720
97,000	Roche Holdings AG, Sponsored ADR, (2)	3,106,910
	Total Pharmaceuticals	14,186,488

	Road & Rail – 1.3%

22,400	Union Pacific Corporation	2,372,608

	Semiconductors & Semiconductor Equipment – 3.2%

227,000	Cypress Semiconductor Corporation, (4)	3,123,520
138,000	Infineon Technologies AG, (2)	2,824,491
	Total Semiconductors & Semiconductor Equipment	5,948,011

	Software – 6.2%

59,400	Microsoft Corporation	3,912,084
169,500	Oracle Corporation	7,561,395
	Total Software	11,473,479

2	NUVEEN

Shares	Description (1)			Value

	Tobacco – 3.0%

109,800	Imperial Brands PLC, (2)			$5,424,120
	Total Common Stocks (cost $149,507,102)			177,476,683

Shares	Description (1)	Coupon	Ratings (7)	Value

	CONVERTIBLE PREFERRED SECURITIES – 3.7% (2.6% of Total Investments)

	Banks – 0.6%

525	Bank of America Corporation	7.250%	BB+	$627,406
425	Wells Fargo & Company	7.500%	BBB	527,000
	Total Banks			1,154,406

	Electric Utilities – 1.7%

57,600	Great Plains Energy Inc.	7.000%	N/R	3,094,848

	Pharmaceuticals – 1.4%

4,593	Teva Pharmaceutical Industries Limited, (2)	7.000%	N/R	2,642,353
	Total Convertible Preferred Securities (cost $8,188,997)			6,891,607

Shares	Description (1)	Coupon	Ratings (7)	Value

	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 7.4% (5.1% of Total Investments)

	Banks – 2.1%

12,020	Boston Private Financial Holdings Inc.	6.950%	N/R	$309,275
4,625	Cobank Agricultural Credit Bank, (2)	6.250%	BBB+	484,469
3,250	Cobank Agricultural Credit Bank, (2)	6.125%	BBB+	321,242
14,122	Fifth Third Bancorp.	6.625%	Baa3	401,206
7,700	First Republic Bank of San Francisco	7.000%	BBB–	207,361
4,450	HSBC Holdings PLC	8.000%	Baa1	117,703
15,000	Huntington BancShares Inc.	6.250%	Baa3	388,800
7,850	KeyCorp Preferred Stock, (5)	6.125%	Baa3	212,421
12,300	People’s United Financial, Inc.	5.625%	BB+	317,463
14,544	Regions Financial Corporation	6.375%	Ba1	400,105
3,821	TCF Financial Corporation	7.500%	BB–	97,359
18,400	U.S. Bancorp.	6.500%	A3	527,344
1,300	Zions Bancorporation	7.900%	BB–	33,059
	Total Banks			3,817,807

	Capital Markets – 1.1%

11,400	Charles Schwab Corporation, (5)	6.000%	BBB	304,152
3,775	Charles Schwab Corporation	5.950%	BBB	99,434
20,850	Ladenburg Thalmann Financial Services Inc.	8.000%	N/R	523,335
24,175	Morgan Stanley	7.125%	Ba1	704,218
16,200	Stifel Financial Corporation	6.250%	BB–	419,742
	Total Capital Markets			2,050,881

	Consumer Finance – 1.2%

9,200	Capital One Financial Corporation	6.700%	Baa3	252,448
3,800	Discover Financial Services	6.500%	BB–	98,610
56,500	GMAC Capital Trust I	8.125%	B+	1,436,795
7,130	SLM Corporation, Series A	6.970%	Ba3	361,491
	Total Consumer Finance			2,149,344

	Diversified Financial Services – 0.1%

8,100	KKR Financial Holdings LLC	7.375%	BBB	211,572

	Electric Utilities – 0.4%

3,035	Alabama Power Company, (2)	6.500%	A3	79,479
1,300	Alabama Power Company, (2)	6.450%	A3	33,353
5,000	Gulf Power Company, (2)	6.450%	Baa1	507,515
	Total Electric Utilities			620,347

NUVEEN	3

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Shares	Description (1)	Coupon		Ratings (7)	Value

	Food Products – 0.4%

14,600	CHS Inc.	7.100%		N/R	$417,122
11,205	CHS Inc.	6.750%		N/R	313,628
	Total Food Products				730,750

	Insurance – 1.6%

14,089	Allstate Corporation	6.750%		BBB–	374,767
13,300	Arch Capital Group Limited	6.750%		BBB	334,761
19,210	Aspen Insurance Holdings Limited	7.250%		BBB–	488,702
13,193	Axis Capital Holdings Limited	6.875%		BBB	329,429
19,050	Endurance Specialty Holdings Limited	6.350%		BBB–	498,920
19,101	Maiden Holdings Limited	8.250%		BB	491,469
9,470	National General Holding Company	7.500%		N/R	237,413
8,175	National General Holding Company	7.500%		N/R	204,130
	Total Insurance				2,959,591

	Thrifts & Mortgage Finance – 0.5%

4,631	Astoria Financial Corporation	6.500%		Ba2	117,442
24,550	Federal Agricultural Mortgage Corporation	6.875%		N/R	653,275
8,100	New York Community Bancorp Inc.	6.375%		Ba1	219,510
	Total Thrifts & Mortgage Finance				990,227
	Total $25 Par (or similar) Retail Preferred (cost $12,805,354)				13,530,519

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 26.3% (18.2% of Total Investments) (8)

	Aerospace & Defense – 1.1%

$997	Leidos Holdings, Inc., Term Loan B	3.250%	8/16/23	BBB–	$1,009,221
610	B/E Aerospace, Inc., Term Loan B	4.033%	12/16/21	BB+	612,387
496	Transdigm, Inc., Extend Term Loan F	3.982%	6/07/23	Ba2	494,544
2,103	Total Aerospace & Defense				2,116,152

	Airlines – 0.5%

500	American Airlines, Inc., Term Loan B	3.412%	12/14/23	BB+	501,250
479	Delta Air Lines, Inc., Term Loan B1	3.354%	10/18/18	Baa2	482,602
979	Total Airlines				983,852

	Automobiles – 0.6%

1,114	Formula One Group, Term Loan B	4.568%	2/01/24	B	1,114,532

	Building Products – 0.3%

499	Quikrete Holdings, Inc., Initial Term Loan, First Lien	4.232%	11/15/23	BB–	504,569

	Capital Markets – 0.3%

500	RPI Finance Trust, Term Loan B6	3.153%	3/16/23	Baa2	502,098

	Chemicals – 0.9%

670	US Coatings Acquisition, Term Loan B	3.647%	2/01/23	BBB–	676,708
199	Mineral Technologies, Inc., Term Loan B2	4.750%	5/07/21	BB+	201,365
775	Univar, Inc., Term Loan B	3.732%	7/01/22	BB–	777,018
1,644	Total Chemicals				1,655,091

	Commercial Services & Supplies – 0.5%

993	West Corporation, Refinanced Term Loan B12	3.539%	6/17/23	BB	996,110

	Communications Equipment – 0.1%

237	CommScope, Inc., Tranche 5, Term Loan B, First Lien	3.482%	12/29/22	Baa3	239,300

4	NUVEEN

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Consumer Finance – 0.5%

$894	First Data Corporation, Term Loan, First Lien	3.984%	3/24/21	BB+	$901,661

	Containers & Packaging – 0.9%

406	Berry Plastics Holding Corporation, Term Loan I	3.501%	10/01/22	BB	409,482
1,270	Reynolds Group Holdings, Inc., Term Loan, First Lien	3.982%	2/05/23	B+	1,276,988
1,676	Total Containers & Packaging				1,686,470

	Diversified Consumer Services – 0.3%

541	Hilton Hotels Corporation, Term Loan B2	2.982%	10/25/23	BBB–	546,161

	Diversified Financial Services – 0.8%

743	MGM Growth Properties, Term Loan B	3.482%	4/25/23	BB+	747,326
499	Veritas US, Inc., Initial Dollar Term Loan B1	6.772%	1/27/23	B+	496,507
264	WideOpenWest Finance LLC, New Term Loan B	4.554%	8/18/23	B1	266,123
1,506	Total Diversified Financial Services				1,509,956

	Diversified Telecommunication Services – 0.5%

522	Intelsat Jackson Holdings SA, Term Loan B2	3.887%	6/30/19	B1	514,767
500	Verizon Communication Inc., Term Loan A	3.412%	12/14/23	BB+	501,250
1,022	Total Diversified Telecommunication Services				1,016,017

	Electric Utilities – 0.3%

406	Vistra Operations Co., Term Loan B	3.732%	8/04/23	Ba2	405,617
93	Vistra Operations Co., Term Loan C	3.732%	8/04/23	Ba2	92,741
499	Total Electric Utilities				498,358

	Energy Equipment & Services – 0.1%

149	Drill Rigs Holdings, Inc., Tranche B1, Term Loan, (15)	6.063%	3/31/21	Caa2	106,512

	Equity Real Estate Investment Trusts – 0.2%

314	Communications Sales & Leasing, Inc., Shortfall Term Loan	4.000%	10/24/22	BB–	313,669

	Food & Staples Retailing – 0.5%

867	Albertson’s LLC, Term Loan B4	3.982%	8/25/21	BB	872,048

	Food Products – 0.6%

521	Jacobs Douwe Egberts, Term Loan B	3.500%	7/04/22	BB	524,242
583	US Foods, Inc., Term Loan B	3.732%	6/27/23	BB	589,041
1,104	Total Food Products				1,113,283

	Health Care Equipment & Supplies – 0.5%

444	Acelity, Term Loan B	4.397%	2/02/24	B1	444,332
426	Sterigenics International, Inc., Term Loan B	4.397%	5/15/22	B1	427,519
870	Total Health Care Equipment & Supplies				871,851

	Health Care Providers & Services – 1.8%

250	Community Health Systems, Inc., Term Loan G	3.798%	12/31/19	Ba3	248,702
500	Community Health Systems, Inc., Term Loan H	4.048%	1/27/21	Ba3	493,320
808	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.732%	6/24/21	BBB–	818,912
499	Envision Healthcare Corporation, Term Loan B, First Lien	4.150%	12/01/23	BB–	504,361
1,004	HCA, Inc., Tranche B8, Term Loan, (DD1)	3.232%	2/15/24	BBB–	1,013,874
56	HCA, Inc., Term Loan B9	2.982%	3/18/23	BBB–	56,816
332	Millennium Laboratories, Inc., Term Loan B, First Lien	7.500%	12/21/20	CCC+	172,295
3,449	Total Health Care Providers & Services				3,308,280

	Health Care Technology – 0.4%

750	Emdeon, Inc., Closing Date Term Loan	3.750%	3/01/24	Ba3	752,188

NUVEEN	5

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Hotels, Restaurants & Leisure – 1.7%

$1,533	Burger King Corporation, Term Loan B3	3.309%	2/16/24	Ba3	$1,538,690
1,140	Seaworld Parks and Entertainment, Inc., Term Loan B5	4.147%	3/03/24	BB–	1,144,097
497	YUM Brands, Term Loan B	2.976%	6/16/23	N/R	500,547
3,170	Total Hotels, Restaurants & Leisure				3,183,334

	Household Products – 0.2%

346	Spectrum Brands, Inc., Term Loan B	2.867%	6/23/22	Ba1	348,204

	Independent Power & Renewable Electricity Producers – 0.3%

500	Dynegy, Inc., Tranche C1, Term Loan	4.250%	6/27/23	BB	502,594

	Internet and Direct Marketing Retail – 0.3%

478	Travelport LLC, Term C Loan	4.289%	9/02/21	B+	482,388

	IT Services – 0.9%

396	Gartner, Inc., Term Loan A, (WI/DD)	TBD	TBD	BB+	397,887
250	Gartner, Inc., Term Loan B, (WI/DD)	TBD	TBD	BB+	251,719
477	Vantiv, Inc., Term Loan B	3.412%	10/06/23	BBB–	481,912
496	WEX, Inc., Term Loan B	4.482%	6/30/23	BB–	502,852
1,619	Total IT Services				1,634,370

	Leisure Products – 0.3%

518	24 Hour Fitness Worldwide, Inc., Term Loan B	4.897%	5/28/21	Ba3	518,632

	Life Sciences Tools & Services – 0.3%

499	Inventiv Health, Inc., Term Loan B	4.804%	11/09/23	B	501,199

	Machinery – 0.4%

292	Gates Global LLC, Term Loan B	4.408%	3/30/24	B+	293,441
411	Rexnord LLC. Term Loan B, First Lien	3.837%	8/21/23	BB–	412,887
703	Total Machinery				706,328

	Media – 3.6%

995	Cequel Communications LLC, Term Loan B, (WI/DD)	TBD	TBD	BB–	995,558
481	Charter Communications Operating Holdings LLC, Term Loan E	2.990%	7/01/20	BBB–	482,969
92	Clear Channel Communications, Inc., Term Loan E	8.482%	7/30/19	Caa1	78,984
690	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B3	517,811
747	Clear Channel Communications, Inc., Tranche D, Term Loan	7.732%	1/30/19	Caa1	645,138
800	Lions Gate Entertainment Corporation, Term Loan B	3.982%	12/08/23	Ba2	805,396
42	Nexstar Broadcasting Group, Term Loan B, First Lien	3.943%	1/17/24	BB+	42,463
435	Nexstar Broadcasting Group, Term Loan B, First Lien	3.943%	1/17/24	BB+	437,992
500	Virgin Media Investment Holdings, Limited Term Loan I	3.662%	1/31/25	BB–	501,875
542	Springer Science & Business Media, Inc., Term Loan B9, First Lien	4.500%	8/14/20	B	542,882
1,500	Univision Communications, Inc., Term Loan C5	3.750%	3/15/24	BB–	1,491,400
6,824	Total Media				6,542,468

	Multiline Retail – 0.6%

431	Bass Pro Group LLC, Term Loan B, First Lien	4.104%	6/05/20	B+	424,680
740	Dollar Tree, Inc., Term Loan B2	4.250%	7/06/22	BBB–	749,935
1,171	Total Multiline Retail				1,174,615

	Oil, Gas & Consumable Fuels – 0.4%

208	Fieldwood Energy LLC, Term Loan, First Lien	8.000%	8/31/20	B2	196,856
134	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	CCC–	98,105
358	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B–	311,491
189	Harvey Gulf International Marine, Inc., Term Loan B	5.637%	6/18/20	CCC+	135,850
8	Southcross Holdings Borrower L.P., Term Loan B, First Lien	3.500%	4/13/23	CCC+	7,657
897	Total Oil, Gas & Consumable Fuels				749,959

6	NUVEEN

Principal Amount (000)	Description (1)	Coupon (8)	Maturity (9)	Ratings (7)	Value

	Personal Products – 0.4%

$740	Coty, Inc., Term Loan A, (WI/DD)	TBD	TBD	BBB–	$738,409

	Pharmaceuticals – 0.4%

750	Grifols, Inc., Term Loan B	3.194%	1/31/25	BB	752,747
63	Valeant Pharmaceuticals International, Inc., Series F3, Tranche B, Term Loan	5.717%	4/01/22	BB–	63,242
813	Total Pharmaceuticals				815,989

	Professional Services – 0.2%

399	Nielsen Finance LLC, Term Loan B3, First Lien	3.354%	10/04/23	BBB–	402,436

	Software – 1.9%

468	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B+	468,643
770	Ellucian, Term Loan B, First Lien	4.397%	9/30/22	B	771,486
615	Infor (US), Inc., Term Loan B	3.897%	2/01/22	B1	615,320
662	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing Term Loan B1	3.232%	7/08/22	BB+	666,670
57	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., Refinancing Term Loan B2	3.232%	7/08/22	BB+	56,990
817	Tibco Software, Inc., Term Loan B	5.500%	12/04/20	B1	826,263
3,389	Total Software				3,405,372

	Specialty Retail – 0.6%

558	Burlington Coat Factory Warehouse Corporation, Term Loan B4	3.700%	8/13/21	BB+	560,894
492	Petco Animal Supplies, Inc., Term Loan B1	4.287%	1/26/23	B1	464,863
82	Petsmart Inc., Term Loan B, First Lien	4.020%	3/11/22	BB–	78,178
1,132	Total Specialty Retail				1,103,935

	Technology Hardware, Storage & Peripherals – 1.2%

816	Dell International LLC, New Term Loan B	3.490%	9/07/23	Baa3	820,939
500	Western Digital, Inc., Term Loan B1, (WI/DD)	TBD	TBD	BBB–	503,944
794	Western Digital, Inc., Term Loan B	3.732%	4/29/23	BBB–	800,585
2,110	Total Technology Hardware, Storage & Peripherals				2,125,468

	Trading Companies & Distributors – 0.5%

886	Avolon, Term Loan B2	3.728%	3/21/22	BBB–	899,413

	Wireless Telecommunication Services – 0.4%

750	Sprint Corporation, Term Loan, First Lien	3.500%	1/31/24	Ba2	751,094
$48,654	Total Variable Rate Senior Loan Interests (cost $48,443,532)				48,194,365

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	CORPORATE BONDS – 0.5% (0.3% of Total Investments)

	Banks – 0.4%

$25	Bank of America Corporation	6.300%	N/A (10)	BB+	$27,188
150	JPMorgan Chase & Company	6.750%	N/A (10)	BBB–	165,375
525	M&T Bank Corporation	6.450%	N/A (10)	Baa2	570,937
700	Total Banks				763,500

	Media – 0.1%

133	iHeartCommunications, Inc.	9.000%	12/15/19	Caa1	113,050
$833	Total Corporate Bonds (cost $831,249)				876,550

NUVEEN	7

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (7)	Value

	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 5.5% (3.8% of Total Investments)

	Banks – 3.9%

$1,151	Bank of America Corporation	6.500%	N/A (10)	BB+	$1,256,029
450	Citigroup Inc.	5.800%	N/A (10)	BB+	463,500
325	Citigroup Inc.	6.250%	N/A (10)	BB+	350,594
1,938	Citigroup Inc.	5.950%	N/A (10)	BB+	2,014,309
200	Citizens Financial Group Inc.	5.500%	N/A (10)	BB+	205,250
50	Cobank Agricultural Credit Bank	6.250%	N/A (10)	BBB+	54,320
740	General Electric Capital Corporation	5.000%	N/A (10)	A	779,775
200	JPMorgan Chase & Company	7.900%	N/A (10)	BBB–	207,250
250	JPMorgan Chase & Company	6.100%	N/A (10)	BBB–	264,187
550	PNC Financial Services Inc.	6.750%	N/A (10)	Baa2	614,969
300	SunTrust Bank Inc.	5.625%	N/A (10)	Baa3	313,500
300	Wells Fargo & Company	5.875%	N/A (10)	BBB	323,383
225	Zions Bancorporation	7.200%	N/A (10)	BB–	242,719
6,679	Total Banks				7,089,785

	Capital Markets – 0.2%

200	Goldman Sachs Group Inc.	5.300%	N/A (10)	Ba1	203,750
100	Morgan Stanley	5.550%	N/A (10)	Ba1	102,880
300	Total Capital Markets				306,630

	Consumer Finance – 0.2%

400	Capital One Financial Corporation	5.550%	N/A (10)	Baa3	415,000

	Food Products – 1.2%

750	Land O’ Lakes Incorporated, 144A	8.000%	N/A (10)	BB	800,625
1,371	Land O’ Lakes Incorporated, 144A	8.000%	N/A (10)	BB	1,463,542
2,121	Total Food Products				2,264,167
$9,500	Total $1,000 Par (or similar) Institutional Preferred (cost $9,488,185)				10,075,582
	Total Long-Term Investments (cost $229,264,419)				257,045,306

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 4.7% (3.2% of Total Investments)

	REPURCHASE AGREEMENTS – 4.7% (3.2% of Total Investments)

$3,734	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $3,734,478, collateralized by $3,535,000 U.S. Treasury Bonds, 3.375%, due 5/15/44, value $3,811,052	0.090%	4/03/17		$3,734,450

4,809	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/17, repurchase price $4,808,825, collateralized by $4,805,000 U.S. Treasury Bonds, 3.125%, due 8/15/44, value $4,908,846	0.090%	4/03/17		4,808,789
$8,543	Total Short-Term Investments (cost $8,543,239)				8,543,239
	Total Investments (cost $237,807,658) – 144.8%				265,588,545
	Borrowings – (41.9)% (11), (12)				(76,800,000)
	Other Assets Less Liabilities – (2.9)% (13)				(5,333,647)
	Net Assets Applicable to Common Shares – 100%				$183,454,898

8	NUVEEN

Investments in Derivatives as of March 31, 2017

Interest Rate Swaps (OTC Uncleared)

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (14)	Optional Termination Date	Termination Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank, N.A.	$18,475,000	Receive	1-Month USD-LIBOR-ICE	1.462%	Monthly	7/03/17	12/01/18	12/01/20	$(35,408)	$(280,253)
JPMorgan Chase Bank, N.A.	18,475,000	Receive	1-Month USD-LIBOR-ICE	1.842	Monthly	7/03/17	12/01/20	12/01/22	(119,996)	(476,169)
	$36,950,000								$(155,404)	$(756,422)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Common Stocks	$117,738,655	$59,738,028	$—	*	$177,476,683
Convertible Preferred Securities	4,249,254	2,642,353	—		6,891,607
$25 Par (or similar) Retail Preferred	12,104,461	1,426,058	—		13,530,519
Variable Rate Senior Loan Interests	—	48,194,365	—		48,194,365
Corporate bonds	—	876,550	—		876,550
$1,000 Par (or similar) Institutional Preferred	—	10,075,582	—		10,075,582

Short-Term Investments:
Repurchase Agreements	—	8,543,239	—		8,543,239

Investments in Derivatives:
Interest Rate Swaps**	—	(756,422)	—		(756,422)
Total	$134,092,370	$130,739,753	$—		$264,832,123
*	Value equals zero as of the end of the reporting period.
**	Represents net unrealized appreciation (depreciation).

The table below presents the transfers in and out of the three valuation levels for the Fund as of the end of the reporting period when compared to the valuation levels at the end of the previous fiscal year. Changes in valuation inputs or methodologies may result in transfers into or out of an assigned level within the fair value hierarchy. Transfers in or out of levels are generally due to the availability of publicly available information and to the significance or extent the Adviser determines that the valuation inputs or methodologies may impact the valuation of those securities.

	Level 1		Level 2		Level 3
	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)	Transfers In	(Transfers Out)
Common Stocks	$2,589,424	$—	$—	$(2,589,424)	$—	$—

NUVEEN	9

JTA	Nuveen Tax-Advantaged Total Return Strategy Fund
	Portfolio of Investments (continued)	March 31, 2017 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2017, the cost of investments (excluding investments in derivatives) was $239,527,054.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2017, were as follows:

Gross unrealized:
Appreciation	$33,873,222
Depreciation	(7,811,731)
Net unrealized appreciation (depreciation) of investments	$26,061,491

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	For fair value measurement disclosure purposes, investment classified as Level 2.

(3)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

(5)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $39,078,780.

(6)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(7)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(8)	Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(9)	Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(10)	Perpetual security. Maturity date is not applicable.

(11)	Borrowings as a percentage of Total Investments is 28.9%.

(12)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $177,298,530 have been pledged as collateral for Borrowings.

(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(14)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

(15)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

(DD1)	Portion of investment purchased on a delayed delivery basis.

(WI/DD)	Purchased on a when-issued or delayed delivery basis.

144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

TBD	Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

USD-LIBOR-ICE	United States Dollar – London Inter-Bank Offered Rate – Intercontinental Exchange

10	NUVEEN

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Tax-Advantaged Total Return Strategy Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2017